CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (543)	$ (619)	$ (514)
Reconciliation of net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	350	369	392
Provision for uncollectibles	13	12	23
Non-cash interest expense	183	259	239
Stock-based compensation expense	20	17	18
Deferred income taxes	76	20	(221)
Unrealized derivative (gain) loss	(1)	(6)	(11)
Loss (gain) on extinguishment of debt		2	(200)
Goodwill and other asset impairments	8	1	256
Gain on sale of businesses	(9)
Other	(1)	2	2
Changes in assets and liabilities, net of the effects of acquisitions:
(Increase) decrease in receivables	(170)	(61)	221
(Increase) decrease in inventories	(149)	2	186
(Increase) decrease in other current assets	(3)	231	147
(Increase) decrease in other assets		1	1
Increase (decrease) in accounts payable and accrued liabilities	58	312	(481)
Increase (decrease) in other long-term liabilities	3	9	11
Net cash provided by (used in) operating activities	(165)	551	69
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(115)	(49)	(58)
Proceeds from sales of property and equipment	4	4	8
Refunds (payments) for businesses acquired, net of cash acquired	(21)		6
Proceeds from sales of businesses	128		3
Purchase of investments	(23)
Proceeds from sale of investments	21
Net cash provided by (used in) investing activities	(6)	(45)	(41)
CASH FLOWS FROM FINANCING ACTIVITIES:
Equity contribution		1
Repayments of long-term debt	(10)	(40)	(72)
Borrowings on long-term revolver debt	1,053	178	5
Repayments on long-term revolver debt	(1,053)	(860)	(196)
Debt modification and issuance costs		(34)
Net cash provided by (used in) financing activities	(10)	(755)	(263)
Effect of exchange rates on cash and cash equivalents		2	3
Increase (decrease) in cash and cash equivalents	(181)	(247)	(232)
Cash and cash equivalents at beginning of period	292	539	771
Cash and cash equivalents at end of period	$ 111	$ 292	$ 539